Personnel expenses	6 Months Ended
Jun. 30, 2026
Personnel Expenses [Line Items]
Personnel expenses
Note 6
Personnel expenses
Personnel expenses
Year-to-date
USD m 30.6.26 30.6.25
Salaries and variable compensation
1
10,733 10,011
of which: variable compensation – financial advisors
2
3,029 2,744
Contractors 48 77
Social security 662 610
Post-employment benefit plans 424 477
Other personnel expenses 385 383
Total personnel expenses 12,252 11,559
1 Includes role-based allowances.
2 Financial advisor compensation mainly consists of
cash compensation, determined using a formulaic approach
based on production, and deferred awards. It also
includes expenses
related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.